STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2015	$ 661	$ 312,784	$ (94,049)	$ 1,257	$ 98,470	$ 319,123
Balance, shares at Dec. 31, 2015	44,778,847
Cumulative-effect adjustment from adoption of ASC 606
Repurchase of ordinary shares			(21,980)			(21,980)
Repurchase of ordinary shares, shares	(1,884,030)
Issuance of shares upon exercise of stock options	$ 2	1,581				1,583
Issuance of shares upon exercise of stock options, shares	294,033
Stock based compensation		11,520				11,520
Tax deficiency related to exercise of stock options		(547)				(547)
Other comprehensive loss, net of tax				(1,277)		(1,277)
Net income (loss)					(8,659)	(8,659)
Balance at Dec. 31, 2016	$ 663	325,338	(116,029)	(20)	89,811	$ 299,763
Balance, shares at Dec. 31, 2016	43,188,850					43,188,850
Cumulative-effect adjustment from adoption of ASC 606
Repurchase of ordinary shares			(413)			(413)
Repurchase of ordinary shares, shares	(25,782)
Issuance of shares upon exercise of stock options	$ 10	10,881				10,891
Issuance of shares upon exercise of stock options, shares	970,886
Stock based compensation		13,031				13,031
Other comprehensive loss, net of tax				(423)		(423)
Net income (loss)					(7,493)	(7,493)
Balance at Dec. 31, 2017	$ 673	349,250	(116,442)	(443)	82,318	$ 315,356
Balance, shares at Dec. 31, 2017	44,133,954					44,133,954
Cumulative-effect adjustment from adoption of ASC 606					7,502	$ 7,502
Repurchase of ordinary shares			(4,275)			(4,275)
Repurchase of ordinary shares, shares	(194,704)
Issuance of shares upon exercise of stock options	$ 20	21,783				21,803
Issuance of shares upon exercise of stock options, shares	2,408,153
Stock based compensation		12,503				12,503
Other comprehensive loss, net of tax				(667)		(667)
Net income (loss)					11,735	11,735
Balance at Dec. 31, 2018	$ 693	$ 383,536	$ (120,717)	$ (1,110)	$ 101,555	$ 363,957
Balance, shares at Dec. 31, 2018	46,347,403					46,347,403